Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	5,632.26
Total Transaction Valuation	40,783,958.80
Total Offset Amount	1,060.36
Net Fee	$ 4,571.90
Offering Table N/A
Offset Table N/A